Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Research and development	$ 24,660,000	$ 11,977,000	$ 55,822,000	$ 44,328,000
Related Party
Research and development	$ 19,400,000	$ 0	$ 20,800,000	$ 0